Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Summary of principal foreign currency exchange rates

The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

COUNTRY	ISO CODE	Average for the year ended December 31,	At December 31,	Average for the year ended December 31,	At December 31,	Average for the year ended December 31,	At December 31,
		2025	2025	2024	2024	2023	2023
CHINA	CNY	8.1185	8.2262	7.7875	7.5833	7.6600	7.8509
UNITED STATES	USD	1.1300	1.1750	1.0824	1.0389	1.0813	1.1050
MEXICO	MXN	21.6705	21.1180	19.8314	21.5504	19.1830	18.7231
DENMARK	DKK	7.4634	7.4689	7.4589	7.4578	7.4509	7.4529
BRAZIL	BRL	6.3072	6.4364	5.8283	6.4253	5.4010	5.3618
SWITZERLAND	CHF	0.9370	0.9314	0.9526	0.9412	0.9718	0.9260
JAPAN	JPY	169.0435	184.0900	163.8519	163.0600	151.9903	156.3300
INDIA	INR	98.5239	105.5965	90.5563	88.9335	89.3001	91.9045

Summary of useful lives, estimated by group for various categories of property, plant and equipment

The useful lives, estimated by the Group for its various categories of property, plant and equipment, are as follows:

	Biopharmaceutical and Diagnostic Solutions	Engineering	Holding
Buildings	10 to 33 years	10 to 33 years	10 to 33 years
Plant and machinery	4 to 15 years	3 to 10 years	4 to 15 years
Industrial and commercial equipment	3 to 15 years	3 to 10 years	4 to 15 years
Other tangible assets	3 to 12 years	3 to 9 years	4 to 9 years